Long-term Debt - Schedule of Senior Unsecured Notes due 2029 (Details) - USD ($) $ in Thousands	2 Months Ended	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2025	Dec. 31, 2024	Oct. 31, 2024
Disclosure of detailed information about borrowings [line items]
Carrying value of the debt, beginning balance		$ 516,234
Interest paid		(36,000)	$ (26,527)
Accretion		1,481	2,245
Carrying value of the debt, ending balance	$ 516,234	519,462	516,234
Change in FVTPL		13,804	1,112
Less: Current portion, represented by accrued interest	(22,132)	(53,684)	(22,132)
Long-term debt	494,102	465,778	494,102
Embedded derivative asset in Senior Notes
Disclosure of detailed information about borrowings [line items]
Change in FVTPL		7,505	(1,760)
Senior Unsecured Notes Due 2029, Debt Portion
Disclosure of detailed information about borrowings [line items]
Principal amount of Senior Notes issued on October 31, 2024				$ 450,000
Initial transaction costs				(8,706)
Value allocated to prepayment option				5,335
Carrying value of the debt, beginning balance	446,629	452,864
Interest expense accrued	6,000	36,000
Interest paid		(36,000)
Accretion	235	1,481
Carrying value of the debt, ending balance	452,864	454,345	452,864
Senior Notes 2029
Disclosure of detailed information about borrowings [line items]
Principal amount of Senior Notes issued on October 31, 2024				450,000
Carrying value of the debt, beginning balance	446,600	449,289
Carrying value of the debt, ending balance	449,289	443,265	449,289
Less: Current portion, represented by accrued interest		(6,000)
Long-term debt		437,265
Senior Notes 2029 | Embedded derivative asset in Senior Notes
Disclosure of detailed information about borrowings [line items]
Value allocated to prepayment option				$ 5,335
Change in FVTPL	(1,760)	7,505
Carrying value of the embedded derivative asset	$ 3,575	$ 11,080	$ 3,575